SEGMENT AND GEOGRAPHIC INFORMATION (Net Revenues by Segment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] CNY
Segment Reporting Information [Line Items]
Net revenue	$ 78,379	488,322	435,859	388,842	393,343	347,107	310,005	25,266	25,755	23,669	59,937	49,653	41,054	9,776	13,344	14,114
Cost of revenue	32,441	202,109	185,604	147,702	137,689	124,242	101,906	11,861	9,107	6,101	42,713	36,127	30,279	9,846	16,128	9,416
Gross profit (loss)	$ 45,938	286,213	250,255	241,140	255,654	222,865	208,099	13,405	16,648	17,568	17,224	13,526	10,775	(70)	(2,784)	4,698